Income Tax - Summary of Timing of Tax Losses Carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	€ 27,466	€ 10,488
Unlimited
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	€ 27,466	€ 10,488